Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Taxes [Abstract]
Schedule of income before income tax and noncontrolling interest
The sources of income (loss) before provision for income taxes and income attributable to noncontrolling interest for the years ended June 30, 2014, 2013, and 2012 were as follows:

	2014	2013	2012
U.S. operations	$1,822	17,541	73,859
Non-U.S. operations	31,789	(34,616)	12,777
Total	$33,611	(17,075)	86,636

Schedule of components of current and deferred income tax expense
The components of current and deferred income tax expense (benefit) are as follows:

	2014	2013	2012
Current:
Federal	$(1,502)	3,120	13,506
State	1,428	696	1,996
Foreign	4,048	2,459	3,946
Total current	3,974	6,275	19,448

Deferred:
Federal	(1,807)	2,440	8,257
State	3,875	(5,568)	1,244
Foreign	1,663	(413)	(189)
Total deferred	3,731	(3,541)	9,312
Total provision for income taxes	$7,705	2,734	28,760

Effective income tax rate reconciliation
The following is a reconciliation, stated in percentage, of the U.S. statutory federal income tax rate to our effective tax rate for the years ended June 30, 2014, 2013, and 2012:

	2014	2013	2012

Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	2.5	7.5	2.4
Bargain purchase gain	(30.8)	—	—
Foreign rate differential	0.5	(9.0)	(1.8)
Change in valuation allowance	16.0	3.4	1.1
Goodwill and other asset impairments	—	(57.4)	—
Domestic production activities deduction	—	1.7	(1.9)
Step acquisition	—	9.6	—
Foreign non-deductible loss	8.5	(10.9)	0.2
Uncertain tax position changes	(1.0)	(4.0)	(0.3)
Noncontrolling interest	(4.9)	5.3	(1.4)
Other	(2.9)	2.8	(0.1)
Effective tax rate	22.9%	(16%)	33.2%

Schedule of components of deferred tax assets and deferred tax liabilities
Significant components of the Company's deferred tax assets and deferred tax liabilities at June 30, 2014 and 2013 consist of the following:

	2014	2013
Deferred tax assets:
Inventories	$1,173	2,960
Accounts receivable	530	410
Accruals	8,845	11,167
Deferred revenue	52	118
Net operating losses and other carryforwards	24,114	20,069
Share-based compensation	8,414	9,745
Other	3,804	3,827
Gross deferred tax assets	46,932	48,296
Valuation allowance	(18,531)	(12,559)
Net deferred tax assets	28,401	35,737
Deferred tax liabilities:
Fixed assets	(69,929)	(59,123)
Prepaid expenses	(1,482)	(1,615)
Other	(300)	(794)
Total deferred tax liabilities	(71,711)	(61,532)
Net deferred tax liabilities	$(43,310)	(25,795)

Summary of net operating loss carryforwards
A portion of the Company's net operating loss carry forwards (NOLs) are subject to various limitations and expire at various dates in the future as follows:

	Amount	Expires
Federal	$27,577	2024 through 2034
State	213,818	2014 through 2033
Foreign	25,796	2014 through 2034

Summary of deferred tax asset valuation allowance
The total valuation allowance at June 30, 2014 and 2013 is $18,531, and $12,559, respectively, relates to the following:

	2014	2013
Federal NOLs	$4,467	4,100
State NOLs	861	1,145
Foreign NOLs	9,201	6,945
Federal credits	236	236
State credits	3,766	133
Total	$18,531	12,559

Schedule of unrecognized tax benefits, excluding interest and penalties rollforwrd
The following is a tabular reconciliation of the total amount of unrecognized tax benefits for the year, excluding interest and penalties:

	2014	2013	2012
Balance at the beginning of the year	$1,115	522	774
Gross increases for prior year tax positions	—	659	—
Gross decreases for prior year tax positions	—	—	(252)
Lapse in statute of limitations	(320)	(66)	—
Balance at the end of the year	$795	1,115	522